Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
AlphaDroid® Broad Markets Momentum ETF (EZMO)
AlphaDroid® Defensive Sector Rotation ETF (EZRO)
(together, the “Funds”)
each, a series of Listed Funds Trust (the “Trust”)

Supplement dated March 20, 2026
to the Prospectus and Summary Prospectuses
each dated October 11, 2025

Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

The second paragraph in the “AlphaDroid® EZ-MO Broad Markets Momentum Index” discussion in the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for the AlphaDroid Broad Markets Momentum ETF is deleted and replaced with the following:

The term “Defender” within each Strategic Category designation is intended to describe the defensive mechanisms employed during faltering Bull markets and Bear markets (described below). The “Global Defender” Strategic Category extends this approach globally (i.e., more expansively) by evaluating broad-market ETFs such as SPY®, QQQ®, SPEU, and EEM.

The “Other Investment Companies and ETP Risk” discussion in the “Principal Investment Risks” section of the Prospectus and Summary Prospectuses for the Funds is deleted and replaced with the following:

Other Investment Companies and ETPs Risk. The risks of investment in other investment companies, including ETFs registered under the 1940 Act, and ETPs registered under the 1933 Act, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company or ETP, the Fund becomes a shareholder of that investment company or ETP and bears its proportionate share of the fees and expenses of the other investment company or ETP. The Fund will incur higher and duplicative expenses when it invests in other investment companies and ETPs. Investments in ETFs are also subject to the “ETF Risks” described above. The Fund may also invest in investment companies that pursue inverse investment strategies. Such investment companies are very different from most mutual funds or ETFs in that they seek to provide inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. Such funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios. Because the ETPs in which the Fund may invest may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities. The shares of ETPs are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections of 1940 Act registered funds.

The “ADDITIONAL INFORMATION ABOUT THE FUNDS—Principal Investment Strategies - Utilization of AI in Each Index’s Methodology” section of the Prospectus is deleted and replaced with the following:

The Index methodology is designed to select equity securities based on the results of a proprietary, quantitative and AI driven algorithm developed by Scott Juds, CEO of the Index Provider and Fund
1

Sponsor. Mr. Juds has more than 30 years of experience in quantitative modeling, holds patents in signal processing, and has published research on securities selection. The Index Provider continuously monitors and tests the model’s behavior through review of the Bull and Bear indicator outputs and resulting ETF selections for ongoing and historical reasonableness and consistency. The algorithm has also been used over time by thousands of technically sophisticated subscribers.

Unlike some AI models that rely on “black box” techniques such as neural networks or language models, the Index methodology does not depend on unstructured or alternative data, such as social media posts or web traffic. Instead, the Index relies only on traditional market information inputs, such as daily stock and fund prices that have been adjusted by a third-party data provider for dividends, stock splits, and other corporate actions.

The system applies structured techniques borrowed from control systems engineering (e.g., fuzzy logic and feedback loops) to identify signals in financial data. These signals are used to generate outputs for the Index Provider, including whether market conditions indicate a “Bull” or “Bear” state, and which security or securities appear to be leaders in each Strategic Category (when a Strategic Category has more than one candidate). In a Bull state, the Index generally holds equity securities identified as leaders in their categories. In a Bear state, the Index automatically shifts into defensive securities, such as U.S. Treasuries, bonds, or gold ETFs.

The Index Provider then evaluates these outputs using a rules-based framework. The system is designed to reduce duplication, preserve diversification, and ensure the portfolio can be implemented. The methodology also incorporates safeguards against certain biases. For example, it adjusts its momentum filters to avoid “overfitting” to short- or long-term market trends, and it is structured to avoid securities with unstable or excessively volatile price behavior. These features create a deliberate bias in favor of securities with more stable characteristics.

The second paragraph in the “ADDITIONAL INFORMATION ABOUT THE FUNDS—Principal Investment Strategies - Bear Mode Index Construction” section of the Prospectus is deleted and replaced with the following:

Second, three defensive Bear models are created with different mixes of ETFs from the Bear universe of ETFs, which include and exclude certain ETFs as noted in Step 1 above. Each of the three defensive Bear models evaluates and selects only from its designated list of candidate ETFs even though there may be overlap across the three models (including duplicate candidate ETFs). Each Strategic Category is assigned to one of these three defensive Bear models to determine the Bear Momentum Leader, selecting ETFs from any of the defensive asset classes established during Step 1. Because of the relatively limited number of defensive ETFs available that meet the Index’s criteria (i.e., are excluded as noted in Step 1), an Index’s Strategic Categories will often select one or more of the same ETFs.

The “Other Investment Companies and ETP Risk” discussion in the “ADDITIONAL INFORMATION ABOUT THE FUNDS—Principal Investment Risks” section of the Prospectus has been revised to remove references to the Funds’ ability to invest in leveraged ETFs.

Please retain this supplement for future reference.

2

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
AlphaDroid® Broad Markets Momentum ETF (EZMO)
AlphaDroid® Defensive Sector Rotation ETF (EZRO)
(together, the “Funds”)
each, a series of Listed Funds Trust (the “Trust”)

Supplement dated March 20, 2026
to the Statement of Additional Information (the “SAI”)
dated October 11, 2025

Compliance Services Change

Effective January 1, 2026, Ms. Anjali Connors is the Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Ms. Connors is replacing Ms. Jill Silver, who served in these roles on an interim basis. Accordingly, the officers table in the “Management of the Trust” section of the SAI is hereby replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kacie G. Briody Year of birth: 1992	President and Principal Executive Officer	Indefinite term, March 2025	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2021-2025)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
David J. Rantisi Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2014)
Chad E. Fickett Year of birth: 1973	Secretary	Indefinite term, June 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Assistant General Counsel, The Northwestern Mutual Life Insurance Company (2007 to 2024)
1

Anjali E. Connors Year of birth: 1982	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, January 2026	Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Associate Director, Investment Advisory Compliance, Robert W. Baird & Co. (2022 to 2025); Chief Compliance Officer, Strategas Asset Management, LLC (wholly owned by Baird Financial Corporation) (2022 to 2025); Director, Governance and Controls Advisor, CIBC Private Wealth Management (2018 to 2022)
Marissa J. Pawlinski Year of birth: 1996	Assistant Secretary	Indefinite term, June 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2022); Judicial Law Clerk, Milwaukee County Circuit Court (2021-2022)

Please retain this supplement for future reference.
2